Document and Entity Information	9 Months Ended
Feb. 28, 2021
Cover [Abstract]
Entity Registrant Name	SIMPLICITY ESPORTS & GAMING Co
Entity Central Index Key	0001708410
Document Type	S-1/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 5
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false